LONG-TERM DEBT, NET - Interest on Long-term Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Average borrowing rate per annum	7.50%	7.52%	6.33%